Document and Entity Information	Apr. 24, 2020
Cover [Abstract]
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0000914208
Document Type	8-K
Document Period End Date	Apr. 24, 2020
Entity Registrant Name	Invesco Ltd.
Entity Incorporation State Country Code	D0
Entity File Number	001-13908
Entity Tax Identification Number	98-0557567
Entity Address, Address Line One	1555 Peachtree Street, N.E.,
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30309
City Area Code	(404)
Local Phone Number	892-0896
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $.20 par value
Trading Symbol	IVZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false